Argent Small Cap Fund
Schedule of Investments
March 31, 2022 (Unaudited)

	Number of
COMMON STOCKS - 99.1%	Shares	Value

Consumer Discretionary - 16.0%
America's Car-Mart, Inc.	5,205	419,315
Asbury Automotive (a)	3,545	567,909
Franchise Group, Inc.	4,825	199,900
Helen of Troy Ltd. (a)	2,125	416,160
Installed Building Products, Inc.	2,950	249,245
LCI Industries	2,855	296,378
Murphy USA, Inc.	1,980	395,921
Purple Innovation, Inc. (a)	8,250	48,262
Skyline Champion Corp. (a)	11,255	617,674
		3,210,764
Financials - 16.1%
Glacier Bancorp, Inc.	6,270	315,256
Houlihan Lokey, Inc.	5,600	491,680
OneMain Holdings, Inc.	18,590	881,352
Pacific Premier Bancorp, Inc.	6,355	224,649
RLI Corp.	3,535	391,077
Veritex Holdings, Inc.	6,850	261,464
Victory Capital Holdings, Inc.	23,072	666,089
		3,231,567
Health Care - 20.2%
Addus Homecare Corp. (a)	5,990	558,807
Globus Medical, Inc. (a)	6,615	488,055
Halozyme Therapeutics, Inc. (a)	5,815	231,902
InfuSystems Holdings, Inc. (a)	31,175	305,515
Medpace Holdings, Inc. (a)	5,725	936,553
Omnicell, Inc. (a)	3,835	496,594
PetIQ, Inc. (a)	22,080	538,752
Select Medical Holdings Corp.	21,125	506,789
		4,062,967
Industrials - 20.1%
ASGN, Inc. (a)	6,570	766,785
Atkore International Group, Inc. (a)	2,670	262,835
Enovis Corporation (a)	11,130	442,863
Exponent, Inc.	4,520	488,386
IAA, Inc. (a)	13,160	503,370
IBEX Holdings Ltd. (a)	11,820	188,411
Simpson Manufacturing Co., Inc.	3,811	415,551
UFP Industries, Inc.	5,740	442,898
Willdan Group, Inc. (a)	17,150	526,333
		4,037,432

Information Technology - 18.0%
ACI Worldwide, Inc. (a)	9,085	286,087
Alarm.com Holdings, Inc. (a)	4,065	270,160
Envestnet, Inc. (a)	8,540	635,717
ePlus, Inc. (a)	12,400	695,144
Fortinet, Inc. (a)	2,375	811,632
Man Tech International Corp.	3,435	296,063
Repay Holdings Corp. (a)	28,250	417,252
Telos Corp. (a)	21,475	214,106
		3,626,161
Real Estate - 8.7%
Colliers International Group, Inc. (a)	5,070	661,128
FirstService Corporation	4,535	657,031
Green Brick Partners, Inc. (a)	21,805	430,867
		1,749,026
TOTAL COMMON STOCKS		19,917,917
(Cost $17,349,899)

SHORT-TERM INVESTMENT - 1.0%
Money Market Fund - 1.0%
First American Government Obligations Fund - Class X, 0.19% (b)	198,755	198,755
TOTAL SHORT-TERM INVESTMENT
(Cost $198,755)		198,755
TOTAL INVESTMENTS
(Cost $17,548,654) - 100.1%		20,116,672
Liabilities in Excess of Other Assets - 0.1%		(17,504)
TOTAL NET ASSETS - 100.0%		$20,099,168

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global
Fund Services.

Summary of Fair Value Measurements at March 31, 2022 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 -
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 -
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing  the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,210,764	$-	$-	$3,210,764
Financials	3,231,567	-	-	3,231,567
Health Care	4,062,967	-	-	4,062,967
Industrials	4,037,432	-	-	4,037,432
Information Technology	3,626,161	-	-	3,626,161
Real Estate	1,749,026			1,749,026
Total Common Stocks	19,917,917	-	-	19,917,917
Short-Term Investments	198,755	-	-	198,755
Total Investments in Securities	$20,116,672	$-	$-	$20,116,672